Income Taxes -Schedule of Deferred Income Tax Assets Unrecognized (Detail) - Canada [member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Unrecognized deferred tax assets [line items]
Deferred tax assets	$ 24,092	$ 22,013
Mineral stream interest [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets	8,804	7,369
Deferred tax assets other [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets	2,376	1,575
Unrealized losses on long term investments [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets	$ 12,912	$ 13,069